Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	80,444,438.27	9,900
Yield Supplement Overcollateralization Amount 08/31/21	1,437,338.37	0
Receivables Balance 08/31/21	81,881,776.64	9,900
Principal Payments	5,623,183.41	252
Defaulted Receivables	62,881.08	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	1,281,363.87	0
Pool Balance at 09/30/21	74,914,348.28	9,642

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.81%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,148,650.48	101
Past Due 61-90 days	204,686.74	17
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	1,353,337.22	118

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	62,363.66
Aggregate Net Losses/(Gains) - September 2021	517.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.01%
Prior Net Losses Ratio	0.20%
Second Prior Net Losses Ratio	-0.15%
Third Prior Net Losses Ratio	-0.28%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average Contract Rate	3.24%
Weighted Average Contract Rate, Yield Adjusted	5.22%
Weighted Average Remaining Term	20.76

Flow of Funds	$ Amount
Collections	5,905,341.03
Investment Earnings on Cash Accounts	40.32
Servicing Fee	(68,234.81)
Transfer to Collection Account	-
Available Funds	5,837,146.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	113,981.22
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	5,530,089.99
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	170,066.58

Total Distributions of Available Funds	5,837,146.54

Servicing Fee	68,234.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 09/15/21	73,787,674.11
Principal Paid	5,530,089.99
Note Balance @ 10/15/21	68,257,584.12

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2a
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2b
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	10,107,674.11
Principal Paid	5,530,089.99
Note Balance @ 10/15/21	4,577,584.12
Note Factor @ 10/15/21	1.9989450%

Class A-4
Note Balance @ 09/15/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	52,030,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	11,650,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	136,989.97
Total Principal Paid	5,530,089.99
Total Paid	5,667,079.96

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.08375%
Coupon	0.18375%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	16,424.97
Principal Paid	5,530,089.99
Total Paid to A-3 Holders	5,546,514.96

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2073469
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.3703003
Total Distribution Amount	8.5776472

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0717248
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	24.1488646
Total A-3 Distribution Amount	24.2205894

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	1,664,191.04
Investment Earnings	35.70
Investment Earnings Paid	(35.70)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$206,308.60	$285,404.44	$227,731.22
Number of Extensions	19	24	21
Ratio of extensions to Beginning of Period Receivables Balance	0.25%	0.32%	0.24%